Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
NUMERATOR
Net earnings from continuing operations									$ 82,943	$ 53,982	$ 35,171
Net (earnings) loss attributable to noncontrolling interests									(93)	177	287
Net (earnings) loss allocated to participating securities									(3,068)	(2,304)	(1,757)
Net earnings from continuing operations									79,782	51,855	33,701
Net earnings (loss) from discontinued operations									0	(16,086)	(7,967)
Discontinued Operations Earnings Allocated To Participating Securities									0	(687)	(392)
Net earnings (loss) from discontinued operations									0	(15,399)	(7,575)
Net earnings attributable to Brown Shoe Company, Inc. after allocation of earnings to participating securities									$ 79,782	$ 36,456	$ 26,126
DENOMINATOR
Denominator for basic continuing and discontinued earnings per common share attributable to Brown Shoe Company, Inc. shareholders									42,071	41,356	40,659
Dilutive effect of share-based awards for continuing operations and discontinued operations									203	297	135
Denominator for diluted continuing and discontinued earnings per common share attributable to Brown Shoe Company, Inc. shareholders									42,274	41,653	40,794
Basic earnings (loss) per common share:
Basic earnings (loss) per common share: From continuing operations (in dollars per share)									$ 1.90	$ 1.25	$ 0.83
Basic earnings (loss) per common share: From discontinued operations (in dollars per share)									0.00	(0.37)	(0.19)
Basic earnings per common share attributable to Brown Shoe Company, Inc. shareholders (in dollars per share)	$ 0.37	$ 0.76	$ 0.41	$ 0.35	$ 0.14	$ 0.63	$ 0.36	$ (0.26)	1.90	0.88	0.64
Diluted earnings (loss) per common share:
Diluted earnings (loss) per common share: From continuing operations (in dollars per share)									1.89	1.25	0.83
Diluted earnings (loss) per common share: From discontinued operations (in dollars per share)									0.00	(0.37)	(0.19)
Diluted earnings per common share attributable to Brown Shoe Company, Inc. shareholders (in dollars per share)	$ 0.37	$ 0.75	$ 0.41	$ 0.35	$ 0.14	$ 0.63	$ 0.35	$ (0.26)	$ 1.89	$ 0.88	$ 0.64
Options to purchase common stock, not included in computation of diluted earnings per common share									64,497	86,247	998,701